Stock-Based Compensation - Summary of Weighted-Average Assumptions (Detail) - Valuation Technique, Option Pricing Model	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield (%)		0.00%
Expected volatility (%)		46.50%
Risk-free interest rate (%)		1.26%
Term (in years)		5 years
Discount for lack of marketability (%)		30.00%
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%)	46.50%
Risk-free interest rate (%)	1.26%
Term (in years)	5 years
Discount for lack of marketability (%)	30.00%